March 15, 2022
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Wilshire International Equity Fund
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Wilshire Income Opportunities Fund
Investment Class Shares (WIORX)
Institutional Class Shares (WIOPX)

Supplement to each Fund’s Summary Prospectus and Prospectus, each dated April 30, 2021, as supplemented

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS OF THE WILSHIRE INTERNATIONAL EQUITY FUND AND THE WILSHIRE INCOME OPPORTUNITIES FUND.
Effective immediately, Kurt Winrich no longer serves as a portfolio manager of the Wilshire International Equity Fund. All references related to Mr. Winrich are hereby removed.

Effective March 31, 2022, Bradley L. Lutz is added as a portfolio manager of the Wilshire Income Opportunities Fund.
The following supplements the information under the sub-heading “Subadvisers and Portfolio Managers” under the heading “Management” of the Summary Prospectus and Prospectus of the Wilshire Income Opportunities Fund.
Manulife
Bradley L. Lutz, CFA, Managing Director and Portfolio Manager of Manulife and Portfolio Manager of the Income Fund. Mr. Lutz has served as Portfolio Manager since March 2022.
The following supplements the information captioned under “Manulife” under the sub-heading “Investment Subadvisers” under the heading “Management of the Portfolios” in the Prospectus for the Income Fund:
Bradley L. Lutz, CFA, is a portfolio manager on the firm’s Global Multi-Sector Fixed Income Team. Currently he is a portfolio manager on the preferred income team since 2017 and previously he was a senior investment analyst, supporting the company’s fixed-income strategies by providing expertise in the power and utility, aerospace and defense, and industrials segments. Prior to joining Manulife, he worked for Summit Investment Partners, where he had research, trading, and portfolio management responsibilities for high-yield and investment-grade corporate bonds and, prior to that, he was with Pacholder Associates as a high-yield credit analyst. He earned a BS in Finance from Miami University and holds the Chartered Financial Analyst designation.

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If you have any questions regarding the Wilshire International Equity Fund, Wilshire Income Opportunities Fund, or any series of the Company, please call (866) 591-1568.
Investors Should Retain this Supplement for Future Reference.

March 15, 2022
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Wilshire International Equity Fund
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Wilshire Income Opportunities Fund
Investment Class Shares (WIORX)
Institutional Class Shares (WIOPX)

Supplement to the Statement of Additional Information (“SAI”)
dated April 30, 2021, as supplemented

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SAI OF THE COMPANY.
Effective immediately, Kurt Winrich no longer serves as a portfolio manager of the Wilshire International Equity Fund. All references related to Mr. Winrich are hereby removed.

Effective March 31, 2022, Bradley L. Lutz is added as a portfolio manager of the Wilshire Income Opportunities Fund.
The following supplements the information captioned under “Manulife” under the sub-heading “Portfolio Managers” under the heading “Investment Advisory and Other Services” in the SAI:
Daniel S. Janis, III, Thomas C. Goggins, Kisoo Park, Christopher Chapman, CFA, and Bradley L. Lutz, CFA, manage Manulife’s portion of the Income Fund. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by each of the portfolio managers, as well as total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2021.

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Bradley L. Lutz, CFA
Registered Investment Companies	6	$4,729.0	0	$0
Other Pooled Investment Vehicles	3	$365	0	$0
Other Accounts	3	$391	0	$0

As of December 31, 2021, Mr. Lutz did not own any shares of the Income Fund.
*****
If you have any questions regarding the Wilshire International Equity Fund, Wilshire Income Opportunities Fund, or any series of the Company, please call (866) 591-1568.
Investors Should Retain this Supplement for Future Reference.
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